Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	₩ 12,117,422	₩ 11,115,747
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	7,431,957	5,733,091
Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	137,852	85,892
Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	7,294,105	5,647,199
Current portion of long-term liabilities [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	4,685,465	5,382,656
Current portion of long-term liabilities [member] | Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 44,509	39,053
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January 2025
Maturity date	January 2026
Interest rate (%)	3.40%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January 2025
Maturity date	January 2026
Interest rate (%)	0.75%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2006
Maturity date	January 2026
Interest rate (%)	1.00%
Bottom of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July 2019
Maturity date	January 2026
Interest rate (%)	1.77%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2025
Maturity date	December 2026
Interest rate (%)	6.20%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2025
Maturity date	December 2026
Interest rate (%)	7.95%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2025
Maturity date	December 2026
Interest rate (%)	8.50%
Top of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2024
Maturity date	September 2026
Interest rate (%)	5.63%
Top of range [member] | Current portion of long-term liabilities [member] | Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2021
Maturity date	September 2026
Gross amount [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,302,568	1,323,002
Gross amount [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	3,340,036	4,024,084
Discount on debentures [member] | Current portion of long-term liabilities [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,648)	₩ (3,483)